LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents incl. restricted cash | $	$ 163.5	$ 291.2	$ 295.6
Undrawn and committed credit facilities | $	$ 398.8	$ 323.6	$ 342.5
Number of additional vessels financed	17
Number of vessels redelivered	10
Scheduled minimum payments on mortgage debt and bank loans in 2025 | $	$ 128.2
Number of vessels repurchased	22
Number of vessels delivered	14
Credit Agricole Facility 2025
Liquidity And Capital Resources [Line Items]
Number of additional vessels financed	5
Number of vessels redelivered	4
China Development Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Number of vessels repurchased	9
China Merchant Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Number of vessels repurchased	1
Bocomm Leasing Facilities 2019-2021
Liquidity And Capital Resources [Line Items]
Number of vessels repurchased	4
Number of vessels	5